Exchange Rates - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sterling [member]
Disclosure Of Exchange Rates [line items]
Average rates of exchange for the year	0.75	0.78	0.74
Rates of exchange on the last day of the year	0.78	0.74	0.81
Euro [member]
Disclosure Of Exchange Rates [line items]
Average rates of exchange for the year	0.85	0.89	0.90
Rates of exchange on the last day of the year	0.87	0.83	0.95